Consolidated Balance Sheets (Parenthetical) (EUR €)	Dec. 31, 2014	Dec. 31, 2013
Consolidated Balance Sheets [Abstract]
Ordinary share capital, par value	€ 0.01	€ 0.01
Ordinary share capital, shares authorized	350,000,000	250,000,000
Ordinary share capital, shares issued	212,318,291	113,783,799
Ordinary share capital, shares outstanding	212,318,291	113,783,799